Additional information - Financial Statement Schedule I - Condensed Statement of Financial Position of the Parent Company (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
ASSETS
Non-current assets	€ 667,524	€ 709,888	€ 712,771
Current assets	185,906	251,264	411,439
Total assets	853,430	961,152	1,124,210
EQUITY AND LIABILITIES
Share capital	1,907	1,916	341
Other reserves	(968,793)	(979,205)	(11,881)
Accumulated losses	(848,929)	(753,692)	(317,195)
Total equity	(185,793)	(100,590)	71,497	€ 86,967
Liabilities
Non-current liabilities	769,354	779,556	704,000
Current liabilities	269,869	282,186	348,713
Total liabilities	1,039,223	1,061,742	1,052,713
Total equity and liabilities	853,430	961,152	€ 1,124,210
Parent Company
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	50,083	59,289
Non-current assets	1,468,363	1,477,569
Current assets	313	310
Total assets	1,468,676	1,477,879
EQUITY AND LIABILITIES
Share capital	1,679,232	1,678,506
Other reserves	(148,338)	(152,128)
Accumulated losses	(78,819)	(88,780)
Total equity	1,452,075	1,437,598
Liabilities
Non-current liabilities	0	0
Current liabilities	16,601	40,281
Total liabilities	16,601	40,281
Total equity and liabilities	€ 1,468,676	€ 1,477,879